Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension and Postretirement Benefits
Schedule of changes in benefit obligations and Plan assets

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$602,426	$626,056	$7,515	$9,418
Service cost	3,582	4,215	12	28
Interest cost	26,626	28,237	262	332
Actuarial loss (gain)	26,310	(2,583)	(110)	(818)
Participant contributions	—	—	363	526
Benefits paid	(39,758)	(53,499)	(1,599)	(1,971)
Plan amendment	2,740	—	—	—

Benefit obligation at end of year	$621,926	$602,426	$6,443	$7,515

Change in Plan Assets
Fair value of plan assets at beginning of year	$574,356	$593,125	$—	$—
Actual return on plan assets	78,469	34,730	—	—
Employer contributions	—	—	1,236	1,445
Participant contributions	—	—	363	526
Benefits paid	(39,758)	(53,499)	(1,599)	(1,971)

Fair value of plan assets at end of year	$613,067	$574,356	$—	$—

Schedule of funded status and amounts recognized in Consolidated Balance Sheets

	Pension Benefits		Other Benefits
	2017	2016	2017	2016

Funded Status at End of Year	$(8,859)	$(28,070)	$(6,443)	$(7,515)

Amounts Recognized in Consolidated Balance Sheets:
Accrued expenses	$—	$—	$(1,106)	$(1,378)
Pension and postretirement benefits	(8,859)	(28,070)	(5,337)	(6,137)

Net amount recognized	$(8,859)	$(28,070)	$(6,443)	$(7,515)

Amounts Recognized in Accumulated Other Comprehensive Income / (Loss) - (Pre-tax)
Total net actuarial (gain) loss	$79,908	$101,193	$(1,851)	$(3,208)
Prior service cost	2,469	21	(1,317)	(2,079)

Total	$82,377	$101,214	$(3,168)	$(5,287)

Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations at December 31, 2017 and 2016	4.10%	4.50%	3.91%	4.20%

Schedule of Pension and other postretirement benefit income

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Service cost	$3,582	$4,215	$4,723	$12	$28	$33
Interest cost	26,626	28,237	27,610	261	332	428
Expected return on plan assets	(36,082)	(37,327)	(41,082)	—	—	—
Amortization of prior service cost (benefit)	292	95	275	(762)	(762)	(242)
Amortization of net loss (gain)	5,208	4,657	1,934	(1,467)	(812)	(1,126)

Benefit income	$(374)	$(123)	$(6,540)	$(1,956)	$(1,214)	$(907)

Schedule of weighted-average actuarial assumptions used to determine benefit costs
	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Discount rate	4.50%	4.66%	4.24%	4.20%	4.12%	3.78%
Long-term rate of return on plan assets	6.50%	6.50%	6.50%	—	—	—

Schedule of assumed health care cost trend rates postretirement benefits plans

Plans	2018
Health care cost trend rate assumed for next year	7.25%
Rate to which the cost trend rate is assumed to decline (the ultimate rate)	4.50%
Year the rate reaches the ultimate trend rate	2029

Summary of the effect of a one percentage point increase or decrease in the assumed health care cost trend rates

The effect of a one percentage point increase or decrease in the assumed health care cost trend rates at December 31, 2017 is summarized below:

Change in Health Care	Minus 1%	Plus 1%
Service and interest cost	$(6)	$6
Accumulated benefit obligation	$(132)	$138

Schedule of other changes in Plan assets and benefit obligations recognized in accumulated other comprehensive loss

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Net actuarial (gain) loss	$(16,077)	$15	$(110)	$(818)
Plan amendment	2,740	—	—	—
Amortization of prior service (cost) benefit	(292)	(95)	762	762
Amortization of net gain (loss)	(5,208)	(4,657)	1,467	812

Net amount recognized before tax	$(18,837)	$(4,737)	$2,119	$756

Schedule of amounts in accumulated other comprehensive loss expected to be recognized as components of net pension expense

The amounts in accumulated other comprehensive loss expected to be recognized as components of net pension expense during 2018 are as follows:

	Pension	Other
	Benefits	Benefits
Prior service cost (benefit)	$509	$(761)
Net actuarial loss / (gain)	$2,109	$(561)

Summary of fair value of Plan assets by level within the fair value hierarchy

The fair value of Plan assets, summarized by level within the fair value hierarchy as of December 31, 2017 was as follows:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7,698	$—	$—	$7,698
Equity securities:
Common stock	97	—	—	97
Domestic equity mutual funds	12,560	—	—	12,560
International equity mutual funds	52,101	—	—	52,101
U.S. large cap collective funds	—	112,411	—	112,411
Fixed income:
Corporate bonds and notes	—	229,275		229,275
U.S. Government securities	—	76,659		76,659
Limited partnership investments	—	—	11,180	11,180

	$72,456	$418,345	$11,180	$501,981

Assets measured at Net Asset Value
Hedge funds:
Fixed income funds				37,976
Equity funds				73,110

Total assets at fair value				$613,067

The fair value of Plan assets, summarized by level within the fair value hierarchy as of December 31, 2016 was as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$16,973	$—	$—	$16,973
Equity securities:
Common stock	12,869	—	—	12,869
Domestic equity mutual funds	9,556	—	—	9,556
International equity mutual funds	48,539	—	—	48,539
U.S. large cap collective funds	—	96,518	—	96,518
Fixed income:
Corporate bonds and notes		201,241		201,241
U.S. Government securities		78,163		78,163
Limited partnership investments	—	—	13,343	13,343

	$87,937	$375,922	$13,343	$477,202

Assets measured at Net Asset Value
Hedge funds:
Fixed income funds				34,897
Equity funds				62,257

Total assets at fair value				$574,356

Summary of changes in the fair value of the Plan's level three assets

The table below resents a summary of changes in the fair value of the Plans’ level three assets as of December 31, 2017:

	Limited
	Partnership
Year ended December 31, 2017	Investments	Total
Balance, beginning of year	$13,343	$13,343
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or (losses):
Included in changes in net assets	1,007	1,007
Included in other comprehensive income	—	—
Purchases, issuances, sales, and settlements:
Purchases	263	263
Issuances	—	—
Sales	(3,433)	(3,433)
Settlements	—	—

Balance, end of year	$11,180	$11,180

The amount of total gains or losses for the year included in changes in net assets attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$219	$219

Schedule of the Company's pension plan weighted-average asset allocations and target asset allocations by asset category
			Target
	2017	2016	Allocation
Fixed income	56%	55%	53%
Equity securities	41%	40%	47%
Cash	1%	3%	—%
Other	2%	2%	—%

Total	100%	100%	100%

Schedule of estimated future gross benefit payments
	Pension	Other
	Benefits	Benefits
2018	$39,271	$1,127
2019	39,482	969
2020	39,670	849
2021	40,310	580
2022	40,681	501
Succeeding 5 years	201,294	1,532